Note 12 - Right-of-Use Assets and Finance Lease Liabilities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Finance Leases [Text Block]

12. Right-of-Use Assets and Finance Lease Liabilities:

Between January and April 2014, the Company took delivery of the newbuild container vessels MSC Azov, MSC Ajaccio and MSC Amalfi. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels by entering into a ten-year sale and leaseback transaction for each container vessel. The shipbuilding contracts were novated to the financial institution for an amount of $85,572 each. On June 18, 2019, Bastian Shipping Co. and Cadence Shipping Co. signed a loan agreement with a bank for the purpose of financing the acquisition costs of the MSC Ajaccio and the MSC Amalfi (Note 11.A.5). On July 12, 2019 and July 15, 2019, the two above-mentioned subsidiaries repaid the then outstanding lease liability of the two container vessels.

On June 24, 2019, Adele Shipping Co. signed a loan agreement with a bank for the purpose of financing the acquisition cost of the MSC Azov (Note 11.A.6). On July 12, 2019, the Company drew down the amount of $68,000 and on July 18, 2019 the above-mentioned subsidiary repaid the then outstanding lease liability of the container vessel.

On July 6, 2016 and July 15, 2016, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the container vessels MSC Athos and the MSC Athens, by entering into a seven-year sale and leaseback transaction for each vessel. In May 2019, a supplemental agreement was signed to the existing sale and leaseback facility with the financial institution for an additional amount of up to $12,000 in order to finance the installation of scrubbers on the containerships MSC Athens and MSC Athos. In September 2020, after the completion of the scrubber installation on the two vessels, the Company drew down the amount of $12,000 and the repayment of the outstanding liability was extended up to 2026. On May 12, 2022, Jodie Shipping Co. and Kayley Shipping Co. signed a syndicated loan agreement for the purpose of financing the acquisition costs of the MSC Athens and the MSC Athos (Note 11.A.36). On June 8, 2022, the Company exercised the options to re-purchase the two above-mentioned container vessels (Note 7) and the two above-mentioned subsidiaries prepaid the corresponding portion of the then outstanding lease liability. At the same date the Company derecognized the right-of-use assets regarding those vessels amounting to $152,982 and recognized vessels owned with the same amount within Vessels and advances, net.

On June 19, 2017, the Company entered into two seven-year sale and leaseback transactions with a financial institution for the container vessels Leonidio and Kyparissia. On May 12, 2022, Simone Shipping Co. and Plange Shipping Co. signed a syndicated loan agreement for the purpose of financing the acquisition costs of the Leonidio and the Kyparissia (Note 11.A.36). On June 15, 2022, the Company exercised the options to re-purchase the two above-mentioned container vessels (Note 7) and the two above-mentioned subsidiaries prepaid the corresponding portion of the then outstanding lease liability. At the same date, the Company derecognized the right-of-use assets regarding those vessels amounting to $34,924 and recognized vessels owned with the same amount within Vessels and advances, net.

The total value of the vessels, at the inception of the finance lease transactions, was $452,564, in the aggregate. The depreciation charged during the years ended December 31, 2020, 2021 and 2022, amounted to $7,096, $7,489 and $3,284, respectively, and is included in Depreciation in the accompanying consolidated statements of operations. As of December 31, 2021, and 2022, accumulated depreciation amounted to $35,220 and nil, respectively, and is included in Right-of-use assets, in the accompanying consolidated balance sheets. As of December 31, 2021, and 2022, the net book value of the vessels amounted to $191,303 and nil, respectively, and is separately reflected as Right-of-use assets, in the accompanying consolidated balance sheets.

Total interest expenses incurred on finance leases, for the years ended December 31, 2020, 2021 and 2022, amounted to $5,626, $4,661 and $2,109, respectively, and are included in Interest and finance costs in the accompanying consolidated statements of operations.

The total finance lease liabilities, net of related financing costs, are presented in the accompanying December 31, 2021 and 2022 consolidated balance sheet as follows:

	December 31, 2021	December 31, 2022
Finance lease liabilities – current	$16,858	$-
Less: current portion of financing costs	(182)	-
Finance lease liabilities – non-current	99,985	-
Less: non-current portion of financing costs	(296)	-
Total	$116,365	$-